STOCK OPTION PLAN AND WARRANTS (Details 2)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Expected Life	6 years 3 months	5 years
Dividend Yield	0.00%	0.00%
Expected Volatility	18.00%	25.00%
Risk-Free Interest Rate	2.26%	1.36%